Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of June 30, 2026 and 2025:

	2026	2025
Buildings and improvements	$5,607,997	$5,339,387
Motor vehicles	246,435	295,586
Office and electronic equipment	85,083	125,732
Total property and equipment, at cost	5,939,515	5,760,705
Less: accumulated depreciation	(2,076,681)	(1,538,971)
Property and equipment, net	$3,862,834	$4,221,734